LOANS FOR CAPITAL LEASE BUSINESS (Tables)	12 Months Ended
Jun. 30, 2019
LOANS FOR CAPITAL LEASE BUSINESS
Schedule of Maturities of Long-term Debt

As of June 30, 2019, the borrowings will be due according to the following schedule:

	Bank loans	Other loans
	(principal amounts)	(principal amounts)
Within 1 year	$338,763	$377,393
Between 1 to 2 years	—	—
Between 2 to 3 years	—	—
Between 3 to 4 years	—	—
Between 4 to 5 years	—	—
Beyond 5 years	—	—
	$338,763	$377,393

As of June 30, 2018, the borrowings will be due according to the following schedule:

	Bank loans	Other loans
	(principal amounts)	(principal amounts)
Within 1 year	$13,345,068	$4,382,920
Between 1 to 2 years	351,506	391,590
Between 2 to 3 years	—	—
Between 3 to 4 years	—	—
Between 4 to 5 years	—	—
Beyond 5 years	—	—
	$13,696,574	$4,774,510